Organization and Business (Details)	12 Months Ended
Dec. 31, 2013 t item
Equity details
Number of surface coal mines operated by entity	3
Number of major development projects	2
Ownership interest in Decker (as a percent)	50.00%
Percentage of electricity generated in the U.S. from the coal produced	4.00%
Capacity of proven and probable reserves controlled	1,200,000,000
Throughput option agreement with SSA Marine, maximum increment in capacity per year	16,000,000
Wyoming
Equity details
Number of largest coal mines operated by entity	2
Number of largest coal mines in U.S.	4
Other owner
Equity details
Ownership interest in Decker (as a percent)	50.00%